UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 82,863	$ 11,402	¥ 220,689
Time deposits	300	41	300
Restricted cash	25,381	3,493	6,575
Amounts due from related parties	¥ 37,301	$ 5,133	¥ 44
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other current assets, net	¥ 83,646	$ 11,510	¥ 57,385
Current assets of discontinued operation			275,603
Total current assets	229,491	31,579	560,596
Amounts due from related parties-non current	¥ 713	$ 98	¥ 732
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Property and equipment, net	¥ 64,234	$ 8,839	¥ 66,064
Intangible assets, net	4,652	640	5,287
Goodwill	49,416	6,800	49,416
Right-of-use assets	244,798	33,685	237,059
Long-term investments	41,788	5,750	41,860
Deferred income tax assets	7,952	1,094	28,476
Other non-current assets	30,924	4,255	28,753
Total assets	673,968	92,740	1,018,243
Current liabilities:
Short-term bank loans	11,000	1,514
Accounts payable	3,142	432	¥ 4,988
Amounts due to related parties	¥ 38,203	$ 5,257
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Operating lease liabilities-current	¥ 92,373	$ 12,711	¥ 111,840
Income taxes payable	6,316	869	6,105
Deferred revenue-current	1,211,254	166,674	1,210,536
Accrued expenses and other current liabilities	514,229	70,760	517,096
Current liabilities of discontinued operation			560,791
Total current liabilities	1,876,517	258,217	2,411,356
Operating lease liabilities-non current	129,005	17,752	107,804
Other non-current liabilities	274	37	433
Total liabilities	2,005,796	276,006	2,519,593
Commitments and contingencies
Deficit:
Additional paid-in capital	1,642,934	226,075	1,360,901
Accumulated other comprehensive income	54,442	7,491	48,216
Accumulated deficit	(2,542,545)	(349,866)	(2,427,992)
Total deficit attributable to the shareholders of TCTM Kids IT Education Inc.	(1,331,370)	(183,203)	(1,497,783)
Non-controlling interest	(458)	(63)	(3,567)
Total deficit	(1,331,828)	(183,266)	(1,501,350)
Total liabilities and deficit	673,968	92,740	1,018,243
Class A ordinary shares
Deficit:
Ordinary shares	369	51	364
Treasury shares (11,105,190 and 16,224,888 Class A ordinary shares as of December 31, 2023 and June 30, 2024, at cost)	(486,644)	(66,964)	(479,346)
Class B ordinary shares
Deficit:
Ordinary shares	¥ 74	$ 10	¥ 74